Restricted cash	6 Months Ended
Jun. 30, 2022
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash
Restricted cash as at June 30, 2022 (Successor) and December 31, 2021 (Predecessor) was as follows:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Demand deposit pledged as collateral for tax related guarantee	70	63
Cash held in escrow in Saudi Arabia	23	23
Accounts pledged as collateral for performance bonds and similar guarantees	11	28
Accounts pledged as collateral for guarantees related to rig recycling	11	14
Proceeds from rig sales	2	47
Accounts pledged as collateral for SFL leases	6	37
Other	9	11
Total restricted cash	132	223
Restricted cash is presented in our Consolidated Balance Sheets as follows:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Current restricted cash	62	160
Non-current restricted cash	70	63
Total restricted cash	132	223